SUMMARY OF MATERIAL ACCOUNTING POLICIES - Intangible Assets (Details)	12 Months Ended
Sep. 30, 2025
SUMMARY OF MATERIAL ACCOUNTING POLICIES
Straight-line basis over from the acquisition date	5 years